EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Earnings per share - Discontinued operations (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Adjustments to reconcile profit (loss) to numerator used in calculating earnings per share [abstract]
Net income from discontinued operations, net of tax		$ 866,166	$ 1,627,312
Less: participation of non- controlling interests		(272,176)	(508,756)
Net income attributable to owners of the parent		593,990	1,118,556
Less: Allocation of undistributed earnings to preferred stockholders, basic		(189,470)	(359,050)
Less: Allocation of undistributed earnings to preferred stockholders, diluted		(189,470)	(359,050)
Net Income allocated to common shareholders for basic EPS		404,520	759,506
Net Income allocated to common shareholders for diluted EPS		$ 404,520	$ 759,506
Weighted average number of common shares outstanding used in basic EPS calculation	16,202,376,163	15,760,496,801	15,128,947,661
Basic earnings per share to common shareholders (in Colombian pesos)		$ 25.67	$ 50.20
Diluted earnings per share to common shareholders (in Colombian pesos)		25.67	50.20
Basic earnings per ADS (in Colombian pesos)		513.33	1,004.04
Diluted earnings per ADS (3) (in Colombian pesos)		$ 513.33	$ 1,004.04
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)	23,743,475,754	23,142,465,372	22,281,017,159